Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
NOTE 19	Commitments and Contingencies

LEASE COMMITMENTS:    TSYS is obligated under noncancelable operating leases for computer equipment and facilities.

The future minimum lease payments under noncancelable operating leases with remaining terms greater than one year for the next five years and thereafter and in the aggregate as of December 31, 2012, are as follows:

(in thousands)
2013	$76,479
2014	53,859
2015	27,419
2016	7,529
2017	4,543
Thereafter	12,639

Total future minimum lease payments	$182,468

The majority of computer equipment lease commitments come with a renewal option or an option to terminate the lease. These lease commitments may be replaced with new leases which allow the Company to continually update its computer equipment. Total rental expense under all operating leases in 2012, 2011 and 2010 was $99.0 million, $97.5 million and $102.1 million, respectively. Total rental expense under sublease arrangements in 2010 was $675,000. The rental income under sublease arrangements in 2010 was $809,000.

CONTRACTUAL COMMITMENTS:

    In the normal course of its business, the Company maintains long-term processing contracts with its clients. These processing contracts contain commitments, including, but not limited to, minimum standards and time frames against which the Company’s performance is measured. In the event the Company does not meet its contractual commitments with its clients, the Company may incur penalties and certain clients may have the right to terminate their contracts with the Company. The Company does not believe that it will fail to meet its contractual commitments to an extent that will result in a material adverse effect on its financial position, results of operations or cash flows.

CONTINGENCIES:

Legal Proceedings — General

The Company is subject to various legal proceedings and claims and is also subject to information requests, inquiries and investigations arising out of the ordinary conduct of its business. The Company establishes reserves for litigation and similar matters when those matters present loss contingencies that TSYS determines to be both probable and reasonably estimable in accordance with ASC 450, “Contingencies.” In the opinion of management, based on current knowledge and in part upon the advice of legal counsel, all matters not specifically discussed below are believed to be adequately covered by insurance, or, if not covered, the possibility of losses from such matters are believed to be remote or such matters are of such kind or involve such amounts that would not have a material adverse effect on the financial position, results of operations or cash flows of the Company if disposed of unfavorably.

NetSpend Matter

A putative class action lawsuit has been filed in connection with TSYS’ proposed acquisition of NetSpend Holdings, Inc. (NetSpend). This lawsuit, entitled Joan Litwin v. NetSpend Holdings, Inc. et al., was filed on February 22, 2013 in the Court of Chancery of the State of Delaware and names TSYS, NetSpend and the members of the board of directors of NetSpend as defendants. This lawsuit was brought by a purported stockholder of NetSpend, both individually and on behalf of a putative class of NetSpend stockholders, alleging that the members of NetSpend’s board of directors breached their fiduciary duties in connection with TSYS’ proposed acquisition of NetSpend by depriving NetSpend’s stockholders of the full and fair value of their ownership interest in NetSpend and by failing to inform NetSpend’s stockholders of materials facts regarding the proposed acquisition. The plaintiff further alleges that NetSpend and TSYS aided and abetted the alleged breaches by NetSpend’s board of directors. The action seeks equitable relief, including, among other things, to enjoin consummation of TSYS’ acquisition of NetSpend, rescission of the related Agreement and Plan of Merger, an award of compensatory damages and/or rescissory damages, and an award of all costs, including reasonable attorneys’ fees and other expenses. TSYS believes that this lawsuit is without merit and intends to vigorously defend itself; however, there can be no assurance that it will be successful in its defense.

GUARANTEES AND INDEMNIFICATIONS:

   The Company has entered into processing and licensing agreements with its clients that include intellectual property indemnification clauses. Under these clauses, the Company generally agrees to indemnify its clients, subject to certain exceptions, against legal claims that TSYS’ services or systems infringe on certain third party patents, copyrights or other proprietary rights. In the event of such a claim, the Company is generally obligated to hold the client harmless and pay for related losses, liabilities, costs and expenses, including, without limitation, court costs and reasonable attorney’s fees. The Company has not made any indemnification payments pursuant to these indemnification clauses.

The Company has not recorded a liability for guarantees or indemnities in the accompanying consolidated balance sheet since the maximum amount of potential future payments under such guarantees and indemnities is not determinable.

PRIVATE EQUITY INVESTMENTS:

    On May 31, 2011, the Company entered into a limited partnership agreement in connection with its agreement to invest in an Atlanta-based venture capital fund focused exclusively on investing in technology-enabled financial services companies. Pursuant to the limited partnership agreement, the Company has committed to invest up to $20 million in the fund so long as its ownership interest in the fund does not exceed 50%. At December 31, 2012, the Company had made investments in the fund of $4.6 million and recognized a gain of $898,000 due to an increase in fair value.